Unit Activity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Unit Activity

23) Unit Activity

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2016, 2015 and 2014:

(in units)	Common Units	Subordinated Units	General Partner Units
December 31, 2013	8,567,500	8,567,500	349,694
June 2014	4,600,000	—	93,877
July 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
Repurchase program	(180,906)	—	—
December 31, 2015	18,626,594	8,567,500	558,674
Subordinated units converted to common units	8,567,500	(8,567,500)	—
December 31, 2016	27,194,094	—	558,674

On August 12, 2015, the board of directors of the Partnership authorized a program for the Partnership to repurchase up to 666,667 of its common units. The board of directors of the General Partner concurrently authorized the General Partner to purchase up to 333,333 common units of the Partnership. On August 10, 2016, both boards authorized an extension of the common unit purchase program to August 31, 2017. As of December 31, 2015, the Partnership and the General Partner had purchased 180,906 and 90,368 common units, respectively, pursuant to the program at an average purchase price of $12.71 per unit. No additional common units were purchased by the Partnership or the General Partner in 2016. The Partnership and the General Partner may therefore purchase up to an additional 485,761 and 242,965 common units, respectively, under the extended program.

All purchases are made pursuant to a single program and are allocated approximately two-thirds to the Partnership and one-third to the General Partner. There is no obligation to purchase any specific number of common units and the program may be modified, suspended, extended or terminated at any time. Common units repurchased by the Partnership under the program have been cancelled.

The subordination period for the 8,567,500 subordinated units ended on May 18, 2016. All of the subordinated units, which were owned by KNOT, converted to common units on a one-for-one basis.